RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Salaries And Benefits	$ 240	$ 310	$ 427	$ 469
Office And Miscellaneous	480	577	926	958
Oniva International Services Corp. [Member]
Statement [Line Items]
Salaries And Benefits	262	242	573	496
Office And Miscellaneous	137	114	271	247
Total Cost	$ 399	$ 356	$ 844	$ 743